Note 15 - Total Comprehensive Income/(Loss) - Other Comprehensive Income (Loss) (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income (Loss), Foreign Currency Translation and Translation Adjustment, before Tax, Total	$ (40,454)	$ 31,574
us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTranslationAdjustmentTax	0	0
us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	(40,454)	31,574
Other Comprehensive Income (Loss), Foreign Currency Translation and Translation Adjustment, before Tax, Total	(40,454)	31,574
us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationReclassificationAdjustmentFromAOCIRealizedUponSaleOrLiquidationTax	(40,454)	31,574
us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	$ (40,454)	$ 31,574